Taxes on Income - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$ 324	$ 205
Stock based compensation	2,289	1,813
Research and development expenses	2,847	4,016
Fixed assets	137	159
Loss on disposal group of assets held for sale	177	710
Net loss carryforward	31,520	26,831
Total deferred tax assets	37,294	33,734
Less - valuation allowance	(37,294)	(33,734)
Deferred tax assets